Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 19,860,000	Taxes	BRAZIL	Federal Government of Brazil	Xuxa mine (Phase I)	Lithium	Open Pit
#: 2
	2,470,000	Taxes	BRAZIL	State Government of Minas Gerais	Xuxa mine (Phase I)	Lithium	Open Pit
#: 3
	1,080,000	Taxes	BRAZIL	Municipality of Itinga	Xuxa mine (Phase I)	Lithium	Open Pit
#: 4
	590,000	Taxes	BRAZIL	Municipality of Aracuai	Xuxa mine (Phase I)	Lithium	Open Pit
#: 5
	$ 1,540,000	Taxes	BRAZIL	Federal Government of Brazil	Xuxa mine (Phase I)	Lithium	Open Pit